Schedule of Components of Bank Borrowings (Details) (Parenthetical)			12 Months Ended
	Nov. 29, 2023 USD ($)	Nov. 29, 2022 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Nov. 29, 2023 HKD ($)	Nov. 29, 2022 HKD ($)
Bank of China Loan 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Subsidiary borrowed	$ 1,158,328		$ 1,061,908	$ 8,264,704	$ 9,000,000	$ 9,000,000
Interest rate	3.625%		3.625%
Bank of China Loan 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Subsidiary borrowed		$ 1,029,625	$ 61,432	$ 478,121	$ 3,267,161		$ 8,000,000
Interest rate		5.00%	5.00%